Schedule of Investments (unaudited) October 31, 2020	iShares® MSCI Europe Financials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Austria — 0.7%
Erste Group Bank AG(a)	142,346	$2,914,969
Raiffeisen Bank International AG(a)	74,916	1,076,861

		3,991,830

Belgium — 2.8%
Ageas SA/NV	88,805	3,574,006
Groupe Bruxelles Lambert SA	57,335	4,693,766
KBC Group NV	126,647	6,244,720
Sofina SA	7,835	2,035,231

		16,547,723

Denmark — 1.1%
Danske Bank A/S(a)	350,885	4,664,229
Tryg A/S	61,749	1,712,929

		6,377,158

Finland — 3.6%
Nordea Bank Abp(a)	1,646,602	12,334,971
Sampo OYJ, Class A	239,353	9,033,451

		21,368,422

France — 9.2%
Amundi SA(a)(b)	30,568	2,004,681
AXA SA	982,145	15,787,905
BNP Paribas SA(a)	570,991	19,857,115
CNP Assurances(a)	86,183	970,774
Credit Agricole SA(a)	584,059	4,614,072
Eurazeo SE(a)	20,306	923,430
Natixis SA(a)	477,356	1,109,872
SCOR SE(a)	80,330	1,951,919
Societe Generale SA(a)	412,331	5,590,733
Wendel SE	13,456	1,166,162

		53,976,663

Germany — 14.3%
Allianz SE, Registered	211,869	37,280,928
Commerzbank AG(a)	507,610	2,391,765
Deutsche Bank AG, Registered(a)	994,721	9,154,891
Deutsche Boerse AG	96,372	14,183,909
Hannover Rueck SE	30,561	4,439,191
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	71,106	16,631,820

		84,082,504

Italy — 6.5%
Assicurazioni Generali SpA	560,006	7,508,234
FinecoBank Banca Fineco SpA(a)	314,934	4,310,496
Intesa Sanpaolo SpA(a)	8,400,503	13,891,243
Mediobanca Banca di Credito Finanziario SpA	314,875	2,232,969
Poste Italiane SpA(b)	264,858	2,159,638
UniCredit SpA(a)	1,078,941	8,044,801

		38,147,381

Netherlands — 4.4%
ABN AMRO Bank NV, CVA(a)(b)	216,802	1,779,409
Aegon NV	908,690	2,450,398
EXOR NV	55,070	2,861,012
ING Groep NV(a)	1,979,523	13,509,954
NN Group NV	146,252	5,100,625

		25,701,398

Norway — 1.4%
DNB ASA(a)	480,722	6,472,423

Security	Shares	Value

Norway (continued)
Gjensidige Forsikring ASA	101,887	$1,932,462

		8,404,885

Spain — 5.4%
Banco Bilbao Vizcaya Argentaria SA	3,380,418	9,694,564
Banco Santander SA(a)	8,441,143	16,821,717
Bankinter SA	346,344	1,297,862
CaixaBank SA	1,819,824	3,311,160
Mapfre SA	547,106	824,661

		31,949,964

Sweden — 7.8%
EQT AB	120,235	2,290,248
Industrivarden AB, Class C(a)	81,438	2,082,348
Investor AB, Class B	230,915	13,863,487
Kinnevik AB, Class B	123,150	5,051,956
L E Lundbergforetagen AB, Class B(a)	38,472	1,731,449
Skandinaviska Enskilda Banken AB, Class A(a)	825,012	7,071,942
Svenska Handelsbanken AB, Class A(a)	791,601	6,413,808
Swedbank AB, Class A(a)	459,026	7,193,916

		45,699,154

Switzerland — 15.9%
Baloise Holding AG, Registered	23,515	3,214,696
Banque Cantonale Vaudoise, Registered	15,178	1,470,521
Credit Suisse Group AG, Registered	1,233,235	11,603,752
Julius Baer Group Ltd.	113,882	5,086,825
Partners Group Holding AG	9,540	8,603,747
Swiss Life Holding AG, Registered	16,139	5,426,916
Swiss Re AG	149,543	10,726,045
UBS Group AG, Registered	1,858,434	21,584,234
Zurich Insurance Group AG	76,393	25,337,921

		93,054,657

United Kingdom — 26.4%
3i Group PLC	495,838	6,161,151
Admiral Group PLC	96,795	3,441,789
Aviva PLC	1,994,330	6,640,074
Barclays PLC(a)	8,782,417	12,100,600
Direct Line Insurance Group PLC	695,882	2,370,909
Hargreaves Lansdown PLC	168,571	2,947,941
HSBC Holdings PLC	10,332,875	43,361,214
Legal & General Group PLC	3,024,564	7,227,089
Lloyds Banking Group PLC(a)	35,924,048	13,017,558
London Stock Exchange Group PLC	160,539	17,183,222
M&G PLC	1,308,033	2,480,272
Natwest Group PLC(a)	2,461,158	3,952,389
Prudential PLC	1,323,564	16,134,784
RSA Insurance Group PLC	525,034	2,875,690
Schroders PLC	62,817	2,123,153
St. James’s Place PLC	272,553	3,168,881
Standard Chartered PLC(a)	1,362,004	6,195,450
Standard Life Aberdeen PLC	1,158,290	3,362,268

		154,744,434

Total Common Stocks — 99.5% (Cost: $939,976,002)		584,046,173

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI Europe Financials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(c)(d)	290,000	$290,000

Total Short-Term Investments — 0.0% (Cost: $290,000)		290,000

Total Investments in Securities — 99.5% (Cost: $940,266,002)		584,336,173

Other Assets, Less Liabilities — 0.5%		2,802,570

Net Assets — 100.0%		$587,138,743

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$0	(b)	$—	$—	$—	$—	—	$29	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	270,000	20,000	(b)	—	—	—	290,000	290,000	59		—

					$—	$—	$290,000		$88		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Euro STOXX 50 Index	67	12/18/20	$2,309	$(278,874)
FTSE 100 Index	17	12/18/20	1,223	(96,658)

				$(375,532)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

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Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI Europe Financials ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$584,046,173	$—	$—	$584,046,173
Money Market Funds	290,000	—	—	290,000

	$584,336,173	$—	$—	$584,336,173

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(375,532)	$—	$—	$(375,532)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

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